SHORT TERM DEBT (Details1) (USD $)	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Line Of Credit Facility [Line Items]
Bank loans, overdrafts and financial institution loans		$ 46,000,000	$ 458,000,000
Syndicated Credit Facility [Member]
Line Of Credit Facility [Line Items]
Line Of Credit Termination Terms	five-year
Line Of Credit Facility Maximum Borrowing Capacity	3,000,000,000
Bank loans, overdrafts and financial institution loans
Bilateral Revolving Lines Of Credit [Member]
Line Of Credit Facility [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity	$ 2,500,000,000